CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES
CONVERTIBLE NOTES
15.	CONVERTIBLE NOTES

	Subsidiary	2023	2024	2025	ATW
	Convertible Note	Convertible Notes	Convertible Notes	Convertible Notes	Convertible Note	Total
	US$	US$	US$	US$	US$	US$
Balance as of January 1, 2023	76,770	—	—	—	—	76,770
Issuance of convertible notes	—	25,297	—	—	—	25,297
Partial redemption of convertible notes	—	(5,648)	—	—	—	(5,648)
Interest paid	(3,072)	—	—	—	—	(3,072)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	2,376	616	—	—	—	2,992
Changes in fair values of convertible notes due to the instrument-specific credit risk	6,951	12	—	—	—	6,963
Foreign currency translation adjustment	(1,390)	—	—	—	—	(1,390)
Balance as of December 31, 2023	81,635	20,277	—	—	—	101,912
Issuance of convertible notes	—	9,500	109,784	—	—	119,284
Interest paid	(5,357)	—	—	—	—	(5,357)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	7,905	337	5,790	—	—	14,032
Changes in fair values of convertible notes due to the instrument-specific credit risk	(8,789)	—	(1,664)	—	—	(10,453)
Conversion to ordinary shares	—	(30,114)	—	—	—	(30,114)
Foreign currency translation adjustment	(1,148)	—	—	—	—	(1,148)
Balance as of December 31, 2024	74,246	—	113,910	—	—	188,156
Issuance of convertible notes	—	—	—	189,263	10,000	199,263
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	1,778	—	5,948	14,115	1,789	23,630
Changes in fair values of convertible notes due to the instrument-specific credit risk	(10,225)	—	(595)	—	283	(10,537)
Repayment	—	—	(119,263)	—	—	(119,263)
Conversion to ordinary shares	—	—	—	—	(1,210)	(1,210)
Interest paid	(4,802)	—	—	—	(75)	(4,877)
Foreign currency translation adjustment	1,442	—	—	—	—	1,442
Balance as of December 31, 2025	62,439	—	—	203,378	10,787	276,604
Including:
– Current portion	—	—	—	126,203	—	126,203
– Non-current portion	62,439	—	—	77,175	10,787	150,401

Subsidiary Convertible Note

In June 2022, the Company’s subsidiary, Ningbo Robotics, issued a seven-year convertible note (the “Subsidiary Convertible Note”) with the principal amount of RMB500,000 to an investor (the “Subsidiary Convertible Note Holder”). The Subsidiary Convertible Note Holder is entitled to receive annual interest equal to the outstanding principal multiplied by the latest five-year LPR plus 79.8% per annum, i.e., LPR*(1+79.8%) (“interest rate”) on June 30 every year until the expiration of the Subsidiary Convertible Note.

The Subsidiary Convertible Note Holder has the right to convert the Subsidiary Convertible Note to the subsidiary’s equity within 7 years from the issuance date (i.e., convertible before June 8, 2029), if the agreed financial performance of Ningbo Robotics achieved. All outstanding interest shall be paid in cash immediately before the conversion. The conversion price is RMB135 per ordinary share of Ningbo Robotics (1 paid in capital equal to 1 share), subject to anti-dilution adjustment. Ningbo Lotus, the immediate parent company of Ningbo Robotics, shall redeem all outstanding principal amount of Subsidiary Convertible Note at maturity (i.e., June 8, 2029).

Accounting of Subsidiary Convertible Note

The Group elected the fair value option for the Subsidiary Convertible Note, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The Subsidiary Convertible Note was recognized at fair value at the issuance date and is measured subsequently at fair value. The changes in fair values due to the instrument-specific credit risk were charged to other comprehensive income (loss) and all other changes in fair values were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated statements of comprehensive loss.

The Group adopted a scenario-weighted average method to estimate the fair value of the Subsidiary Convertible Note, based on an analysis of future values of the settlement of the obligation, assuming various outcomes. The probability weightings assigned to certain potential scenarios were based on management’s assessment of the probability of settlement of the liability in cash or shares and an assessment of the timing of settlement. In each scenario, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date.

The fair value of the Subsidiary Convertible Note as of December 31, 2025 and 2024 was estimated with the following key assumptions used:

	As of December 31,
	2025	2024
Risk-free interest rates	1.38%	1.30%
Probability of conversion	10.00%	10.00%
Bond yields	14.05%-14.51%	6.69%-7.74%

2023 Convertible Notes

During the year ended December 31, 2023, the Company issued following convertible notes (“2023 Convertible Notes”).

i)

During the year ended December 31, 2023, the Company entered into convertible note purchase agreements with the certain investors (“Convertible Note Purchase Agreements”), pursuant to which the Company issued US$23,500 aggregate principal amount of unsecured convertible notes (the “Pre-IPO Notes”) with maturing one year from the issuance. As of December 31, 2023, the Pre-IPO Notes of US$14,000 was issued. In January 2024, the Company issued the remaining principal amount of US$9,500 to one of the investors of Pre-IPO Notes.

ii)

On April 28, 2023, the Company entered into a convertible note purchase agreement with Momenta Global Limited, pursuant to which the Company issued a convertible note for a purchase price equal to US$ equivalent of RMB80,000 as calculated based on the US$/RMB central parity rate set by the People’s Bank of China as of the issue date (the “Momenta Note”) with maturing one year from the issuance.

As mentioned in Note 1(b), 2,433,912 ordinary shares were issued to a number of Pre-IPO Notes investors pursuant to the conversion of Pre-IPO Notes, including both principal and interest, and 577,456 ordinary shares were issued to Momenta Global Limited pursuant to the conversion of Momenta Note, including both principal and interest, upon the consummation of the Merger Transaction.

The Group elected the fair value option for 2023 Convertible Notes, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction.

2024 Convertible Notes

On June 24 and June 25, 2024, the Company entered into short-term unsecured convertible notes (“2024 Convertible Notes”) agreement with a related party, Geely International (Hong Kong) Limited (“Geely HK” or “2024 Convertible Notes Holder”) and issued convertibles notes with principal amounts of US$54,904 and US$54,880, respectively, that will both be due on June 22, 2025. The 2024 Convertible Notes Holder is entitled to receive interest at coupon rate of Secured Overnight Financing Rate published on the New York Federal Reserve website (“SOFR”) plus 3.35% per annum. The 2024 Convertible Notes Holder has the right, at its option, to convert all or any portion of the notes, to the Company’s fully paid ordinary shares at any time during the conversion period. The conversion price equals to the volume-weighted average of the last reported sale price of the Company’s ADSs over the 10 consecutive trading days immediately preceding the applicable conversion date, subject to adjustment.

In June 2025, the 2024 Convertible Notes were fully repaid. Upon the repayment, the accumulated recognized other comprehensive loss relating to fair value changes due to instrument-specific credit risk of US$2,259 was reclassified to changes in fair values of liabilities, excluding impact of instrument-specific credit risk in the consolidated statement of comprehensive loss for the year ended December 31, 2025.

2025 Convertible Notes

On February 28 and June 20, 2025, the Company entered into unsecured convertible notes (“2025 Convertible Notes”) agreements with a related party, Geely HK (“2025 Convertible Notes Holder”) and issued convertibles notes with principal amounts of US$70,000 and US$119,263. The 2025 Convertible Notes were issued on April 28 and June 20, 2025, respectively, and will be due on April 28, 2027 and June 18, 2026, respectively. The 2025 Convertible Notes Holder is entitled to receive interest at coupon rate of SOFR plus 3.35% per annum. The 2025 Convertible Notes Holder has the right, at its option, to convert all or any portion of the notes, to the Company’s fully paid ordinary shares at any time during the conversion period. The conversion price equals to the volume-weighted average of the last reported sale price of the Company’s ADSs over the 10 consecutive trading days immediately preceding the applicable conversion date, subject to adjustment. In addition, in connection with 2025 Convertible Notes issued on April 28, 2025, 2025 Convertible Notes Holder entered into equity pledge agreements with Ningbo Lotus, a wholly-owned subsidiary of the Company, pursuant to which Ningbo Lotus agreed to pledge to the 2025 Convertible Notes Holder 50% equity interests held by Ningbo Lotus in Ningbo Robotics.

Accounting of 2024 and 2025 Convertible Notes

The Group elected the fair value option to account for the 2024 and 2025 Convertible Note (the “Convertible Notes”), including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The Convertible Notes were recognized at fair value at the issuance date and is measured subsequently at fair value. The changes in fair values due to the instrument-specific credit risk were charged to other comprehensive income (loss) and reclassified to profit or loss upon termination of related convertible notes. All other changes in fair values were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated statements of comprehensive loss.

The Group adopted a binomial option-pricing model to estimate the fair value of the Convertible Notes, based on assumptions related to risk-free interest rate, expected volatility and bond yield. On each node of the binomial lattice, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair value of the 2025 Convertible Notes as of December 31, 2025 and the fair value of the 2024 Convertible Notes as of December 31, 2024 was estimated with the following key assumptions used:

	As of December 31,
	2025	2024
	2025	2024
	Convertible Notes	Convertible Notes
Risk‑free interest rate	3.45%-3.57%	4.25%
Volatilities	43.57%-54.49%	56.70%
Bond yield	16.89%-17.03%	10.12%

ATW Convertible Note

On August 19, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with ATW Partners, pursuant to which the Company agreed to issue and sell convertible notes for up to an aggregate principal amount of US$300,000 (the “ATW Notes”). Pursuant to the Securities Purchase Agreement, the Company issued an ATW Note in the original principal amount of US$10,000 on August 19, 2025.

Each of ATW Notes bears interest at a rate of SOFR plus 6.75% per annum. If certain equity conditions are satisfied, the Company is entitled to settle a portion of interest, i.e. 4.25% per annum, either in cash or in ADSs. Interest is payable in arrears on the first calendar day of each calendar quarter, beginning October 1, 2025. Unless earlier converted or redeemed, the ATW Notes will mature on the two-year anniversary of their respective issuance dates, subject to extension at the option of the holders in certain circumstances as provided in the ATW Notes.

Each holder of ATW Notes may convert all, or any part, of the outstanding principal of the ATW Notes, together with accrued and unpaid interest, and any late charges thereon, at any time, at such holder’s option, into the Company’s ordinary shares represented by ADSs at a conversion price that is initially set at US$2.19 per ADS or ordinary share, subject to adjustment including for anti-dilution events and proportional adjustment upon the occurrence of any share split or subdivision, share dividend, share consolidation or combination and/or similar transactions, recapitalization or similar event.

Accounting of ATW Note

The Group elected the fair value option to account for the ATW Note, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The ATW Note was recognized at fair value at the issuance date and is measured subsequently at fair value. The changes in fair values due to the instrument-specific credit risk were charged to other comprehensive income (loss) and reclassified to profit or loss upon termination of related convertible notes. All other changes in fair values were recognized as “Changes in fair values of liabilities, excluding impact of instrument-specific credit risk” in the consolidated statements of comprehensive loss.

The Group adopted a binomial option-pricing model to estimate the fair value of the ATW Note, based on assumptions related to risk-free interest rate, expected volatility and bond yield. On each node of the binomial lattice, the obligation valuation was based on the contractually agreed cash payment or equivalent equity discounted to each valuation date. The fair value of the ATW Note as of December 31, 2025 was estimated with the following key assumptions used:

As of December 31, 2025

Risk‑free interest rate	3.47%
Volatilities	54.73%
Bond yield	16.83%